Filed Pursuant to Rule 497(e) File Nos. 333-192733 & 811-22917

WBI SMID Tactical Growth Shares

Supplement dated July 17, 2015 to the
Summary Prospectus and Prospectus, each dated August 8, 2014, as previously supplemented April 30, 2015

IMPORTANT NOTICE REGARDING NAME CHANGE
AND CHANGES TO INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus for Absolute Shares Trust (the “Trust”) regarding the WBI SMID Tactical Growth Shares (the “Fund”), a series of the Trust.

Effective on or about October 27, 2015, the following changes will be made to the Fund:

•	Change in name
•	Change in principal investment strategy to remove 80% investment policy.

Accordingly, effective on or about October 27, 2015, the above referenced Summary Prospectus and Prospectus for the Fund are revised as follows:

1.	All references to “WBI SMID Tactical Growth Shares” are deleted and replaced with “WBI Tactical SMG Shares”.

2.	Under the heading “PRINCIPAL INVESTMENT STRATEGY,” the disclosure is deleted and replaced with:

Principal Investment Strategies

The Fund will seek to invest in the equity securities of small-capitalization and mid-capitalization domestic and foreign companies that WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities, Inc., the advisor (“Advisor”), believes display attractive prospects for growth in a company’s intrinsic value, and in other tactical investment opportunities. These securities will be selected on the basis of the Sub-Advisor’s proprietary selection process (“Selection Process”). Cash and cash equivalents are some of the investment opportunities evaluated by the Selection Process.  From time to time, the Fund may invest in and hold cash or cash equivalents as part of the normal operation of its investment strategy.

Small-capitalization and mid-capitalization companies are those that are not in the top ten percent of the securities in their primary market when ranked in order of market capital. For publicly traded U.S. companies in the current environment, this would include companies with market capitalizations of less than approximately $17 billion. Companies below the ten percent threshold for small and mid-sized companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The types of debt securities or securities in which the Fund will generally invest (or through which it will seek debt exposure) include fixed, floating and variable rate corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), ETFs and exchange-traded notes (“ETNs”). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate or other objectively determined reference. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio managers’ assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities.)

The Fund may invest in large-capitalization equities, domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts. The Fund may also use options on indices.

The Fund may invest without limitation in securities of small-capitalization and mid-capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”). The Fund may also invest in other investment companies, including other ETFs, up to the limits contained in the Investment Company Act of 1940 (“1940 Act”).

The Selection Process used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management. The Selection Process includes a buy discipline and a sell discipline.

The Sub-Advisor uses quantitative computer screening of fundamental stock information to evaluate securities in an attempt to find companies with attractive growth characteristics for the selected universe of securities. Dividend payments may be considered as part of the evaluation process. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. The Sub-Advisor then purchases qualifying securities using available cash.

The Fund uses a proprietary bond model created by the Sub-Advisor to assess the appropriate duration of any exposure to debt securities. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Securities with longer durations are expected to experience greater price movements than securities with shorter duration for the same change in prevailing interest rates. A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the debt market. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Fund’s value. If a security’s price stays within a range of acceptable prices, the security will remain in the Fund. If a security’s price falls below the bottom of an acceptable price range, the security will be sold. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital. During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund. The Selection Process is run daily and cash will remain in the portfolio until a cash equivalent or a new security is purchased.

The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

For additional information about the Fund’s principal investment strategies and the Selection Process, see “Description of the Principal Strategies of the Funds.”

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.

WBI SMID Tactical Value Share

Supplement dated July 17, 2015 to the
Summary Prospectus and Prospectus, each dated August 8, 2014, as previously supplemented April 30, 2015

IMPORTANT NOTICE REGARDING NAME CHANGE
AND CHANGES TO INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus for Absolute Shares Trust (the “Trust”) regarding the WBI SMID Tactical Value Shares (the “Fund”), a series of the Trust.

Effective on or about October 27, 2015, the following changes will be made to the Fund:

•	Change in name
•	Change in principal investment strategy to remove 80% investment policy.

Accordingly, effective on or about October 27, 2015, the above referenced Summary Prospectus and Prospectus for the Fund are revised as follows:

1.	All references to “WBI SMID Tactical Value Shares” are deleted and replaced with “WBI Tactical SMV Shares”.

2.	Under the heading “PRINCIPAL INVESTMENT STRATEGY,” the disclosure is deleted and replaced with:

Principal Investment Strategies

The Fund will seek to invest in the equity securities of small-capitalization and mid-capitalization domestic and foreign companies that WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities Inc., the advisor (“Advisor”), believes display an attractive discount in a company’s intrinsic value relative to its market price, and in other tactical investment opportunities. These securities will be selected on the basis of the Sub-Advisor’s proprietary selection process (“Selection Process”).  Cash and cash equivalents are some of the investment opportunities evaluated by the Selection Process.  From time to time, the Fund may invest in and hold cash or cash equivalents as part of the normal operation of its investment strategy.

Small-capitalization and mid-capitalization companies are those that are not in the top ten percent of the securities in their primary market when ranked in order of market capital. For publicly traded U.S. companies in the current environment, this would include companies with market capitalizations of less than approximately $17 billion. Companies below the ten percent threshold for small and mid-sized companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The types of debt securities in which the Fund will generally invest (or through which it will seek debt exposure) include fixed, floating and variable rate corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), ETFs and exchange-traded notes (“ETNs”). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate or other objectively determined reference. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio managers’ assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities.)

The Fund may invest in large-capitalization equities, domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts. The Fund may also use options on indices.

The Fund may invest without limitation in securities of small-capitalization and mid-capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”). The Fund may also invest in other investment companies, including other ETFs, up to the limits contained in the Investment Company Act of 1940 (“1940 Act”).

The Selection Process used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management. The Selection Process includes a buy discipline and a sell discipline.

The Sub-Advisor uses quantitative computer screening of fundamental stock information to evaluate securities in an attempt to find companies with attractive value characteristics for the selected universe of securities. Dividend payments may be considered as part of the evaluation process. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. The Sub-Advisor then purchases qualifying securities using available cash.

The Fund uses a proprietary bond model created by the Sub-Advisor to assess the appropriate duration of any exposure to debt securities. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Securities with longer durations are expected to experience greater price movements than securities with shorter duration for the same change in prevailing interest rates. A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the debt market. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Fund’s value. If a security’s price stays within a range of acceptable prices, the security will remain in the Fund. If a security’s price falls below the bottom of an acceptable price range, the security will be sold. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital. During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund. The Selection Process is run daily and cash will remain in the portfolio until a cash equivalent or a new security is purchased.

The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

For additional information about the Fund’s principal investment strategies and the Selection Process, see “Description of the Principal Strategies of the Funds.”

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.

WBI SMID Tactical Yield Shares

Supplement dated July 17, 2015 to the
Summary Prospectus and Prospectus, each dated August 8, 2014, as previously supplemented April 30, 2015

IMPORTANT NOTICE REGARDING NAME CHANGE
AND CHANGES TO INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus for Absolute Shares Trust (the “Trust”) regarding the WBI SMID Tactical Yield Shares (the “Fund”), a series of the Trust.

Effective on or about October 27, 2015, the following changes will be made to the Fund:

•	Change in name
•	Change in principal investment strategy to remove 80% investment policy.

Accordingly, effective on or about October 27, 2015, the above referenced Summary Prospectus and Prospectus for the Fund are revised as follows:

1.	All references to “WBI SMID Tactical Yield Shares” are deleted and replaced with “WBI Tactical SMY Shares”.

2.	Under the heading “PRINCIPAL INVESTMENT STRATEGY,” the disclosure is deleted and replaced with:

Principal Investment Strategies

The Fund will seek to invest in the dividend-paying equity securities of small-capitalization and mid-capitalization domestic and foreign companies that WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities Inc., the advisor (“Advisor”), believes display attractive dividend payment prospects, and in other tactical investment opportunities. These securities will be selected on the basis of the Sub-Advisor’s proprietary selection process (“Selection Process”).  Cash and cash equivalents are some of the investment opportunities evaluated by the Selection Process.  From time to time, the Fund may invest in and hold cash or cash equivalents as part of the normal operation of its investment strategy.

Small-capitalization and mid-capitalization companies are those that are not in the top ten percent of the securities in their primary market when ranked in order of market capital. For publicly traded U.S. companies in the current environment, this would include companies with market capitalizations of less than approximately $17 billion. Companies below the ten percent threshold for small and mid-sized companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The types of debt securities in which the Fund will generally invest (or through which it will seek debt exposure) include fixed, floating and variable rate corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), ETFs and exchange-traded notes (“ETNs”). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate or other objectively determined reference. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio managers’ assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities.)

The Fund may invest in large-capitalization equities, domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts. The Fund may also use options on indices.

The Fund may invest without limitation in securities of small-capitalization and mid-capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”). The Fund may also invest in other investment companies, including other ETFs, up to the limits contained in the Investment Company Act of 1940 (“1940 Act”).

The Selection Process used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management. The Selection Process includes a buy discipline and a sell discipline.

The Sub-Advisor uses quantitative computer screening of fundamental stock information to evaluate securities in an attempt to find companies with attractive yield characteristics for the selected universe of securities. The consistency of dividend payments is generally a part of the evaluation process. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. The Sub-Advisor then purchases qualifying securities using available cash.

The Fund uses a proprietary bond model created by the Sub-Advisor to assess the appropriate duration of any exposure to debt securities. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Securities with longer durations are expected to experience greater price movements than securities with shorter duration for the same change in prevailing interest rates. A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the debt market. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Fund’s value. If a security’s price stays within a range of acceptable prices, the security will remain in the Fund. If a security’s price falls below the bottom of an acceptable price range, the security will be sold. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital. During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund. The Selection Process is run daily and cash will remain in the portfolio until a cash equivalent or a new security is purchased.

The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

For additional information about the Fund’s principal investment strategies and the Selection Process, see “Description of the Principal Strategies of the Funds.”

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.

WBI SMID Tactical Select Shares

Supplement dated July 17, 2015 to the
Summary Prospectus and Prospectus, each dated August 8, 2014, as previously supplemented April 30, 2015

IMPORTANT NOTICE REGARDING NAME CHANGE
AND CHANGES TO INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus for Absolute Shares Trust (the “Trust”) regarding the WBI SMID Tactical Select Shares (the “Fund”), a series of the Trust.

Effective on or about October 27, 2015, the following changes will be made to the Fund:

•	Change in name
•	Change in principal investment strategy to remove 80% investment policy.

Accordingly, effective on or about October 27, 2015, the above referenced Summary Prospectus and Prospectus for the Fund are revised as follows:

1.	All references to “WBI SMID Tactical Select Shares” are deleted and replaced with “WBI Tactical SMS Shares”.

2.	Under the heading “PRINCIPAL INVESTMENT STRATEGY,” the disclosure is deleted and replaced with:

Principal Investment Strategies

The Fund will seek to invest in the equity securities of small-capitalization and mid-capitalization domestic and foreign companies that WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities Inc., the advisor (“Advisor”), believes display an attractive financial condition and prospects for ongoing financial stability, and in other tactical investment opportunities. These securities will be selected on the basis of the Sub-Advisor’s proprietary selection process (“Selection Process”). Cash and cash equivalents are some of the investment opportunities evaluated by the Selection Process. From time to time, the Fund may invest in and hold cash or cash equivalents as part of the normal operation of its investment strategy.

Small-capitalization and mid-capitalization companies are those that are not in the top ten percent of the securities in their primary market when ranked in order of market capital. For publicly traded U.S. companies in the current environment, this would include companies with market capitalizations of less than approximately $17 billion. Companies below the ten percent threshold for small and mid-sized companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The types of debt securities in which the Fund will generally invest (or through which it will seek debt exposure) include fixed, floating and variable rate corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), ETFs and exchange-traded notes (“ETNs”). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate or other objectively determined reference. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio managers’ assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities.)

The Fund may invested in large-capitalization equities, domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts. The Fund may also use options on indices.

The Fund may invest without limitation in securities of small-capitalization and mid-capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”). The Fund may also invest in other investment companies, including other ETFs, up to the limits contained in the Investment Company Act of 1940 (“1940 Act”).

The Selection Process used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management. The Selection Process includes a buy discipline and a sell discipline.

The Sub-Advisor uses quantitative computer screening of fundamental stock information to evaluate securities in an attempt to find companies with attractive financial stability characteristics for the selected universe of securities. Dividend payments may be considered as part of the evaluation process. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. The Sub-Advisor then purchases qualifying securities using available cash.

The Fund uses a proprietary bond model created by the Sub-Advisor to assess the appropriate duration of any exposure to debt securities. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Securities with longer durations are expected to experience greater price movements than securities with shorter duration for the same change in prevailing interest rates. A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the debt market. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Fund’s value. If a security’s price stays within a range of acceptable prices, the security will remain in the Fund. If a security’s price falls below the bottom of an acceptable price range, the security will be sold. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital. During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund. The Selection Process is run daily and cash will remain in the portfolio until a cash equivalent or a new security is purchased.

The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

For additional information about the Fund’s principal investment strategies and the Selection Process, see “Description of the Principal Strategies of the Funds.”

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.

WBI Large Cap Tactical Growth Shares

Supplement dated July 17, 2015 to the
Summary Prospectus and Prospectus, each dated August 8, 2014, as previously supplemented April 30, 2015

IMPORTANT NOTICE REGARDING NAME CHANGE
AND CHANGES TO INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus for Absolute Shares Trust (the “Trust”) regarding the WBI Large Cap Tactical Growth Shares (the “Fund”), a series of the Trust.

Effective on or about October 27, 2015, the following changes will be made to the Fund:

•	Change in name
•	Change in principal investment strategy to remove 80% investment policy.

Accordingly, effective on or about October 27, 2015, the above referenced Summary Prospectus and Prospectus for the Fund are revised as follows:

1.	All references to “WBI Large Cap Tactical Growth Shares” are deleted and replaced with “WBI Tactical LCG Shares”.

2.	Under the heading “PRINCIPAL INVESTMENT STRATEGY,” the disclosure is deleted and replaced with:

Principal Investment Strategies

The Fund will seek to invest in the equity securities of large capitalization domestic and foreign companies that WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities Inc., the advisor (“Advisor”), believes display attractive prospects for growth in a company’s intrinsic value, and in other tactical investment opportunities. These securities will be selected on the basis of the Sub-Advisor’s proprietary selection process (“Selection Process”). Cash and cash equivalents are some of the investment opportunities evaluated by the Selection Process. From time to time, the Fund may invest in and hold cash or cash equivalents as part of the normal operation of its investment strategy.

Large capitalization companies are those that are in the top ten percent of the securities in their primary market when ranked in order of market capital. For publicly traded U.S. companies in the current environment, this would include companies with market capitalizations of more than approximately $17 billion. Companies above the ten percent threshold for large companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The types of debt securities in which the Fund will generally invest (or through which it will seek debt exposure) include fixed, floating and variable rate corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), ETFs and exchange-traded notes (“ETNs”). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate or other objectively determined reference. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio managers’ assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities.)

The Fund may invest in small-capitalization and mid-capitalization equities, domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts. The Fund may also use options on indices.

The Fund may invest without limitation in securities of large capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”). The Fund may also invest in other investment companies, including other ETFs, up to the limits contained in the Investment Company Act of 1940 (“1940 Act”).

The Selection Process used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management. The Selection Process includes a buy discipline and a sell discipline.

The Sub-Advisor uses quantitative computer screening of fundamental stock information to evaluate securities in an attempt to find companies with attractive growth characteristics for the selected universe of securities. Dividend payments may be considered as part of the evaluation process. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. The Sub-Advisor then purchases qualifying securities using available cash.

The Fund uses a proprietary bond model created by the Sub-Advisor to assess the appropriate duration of any exposure to debt securities. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Securities with longer durations are expected to experience greater price movements than securities with shorter duration for the same change in prevailing interest rates. A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the debt market. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Fund’s value. If a security’s price stays within a range of acceptable prices, the security will remain in the Fund. If a security’s price falls below the bottom of an acceptable price range, the security will be sold. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital. During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund. The Selection Process is run daily and cash will remain in the portfolio until a cash equivalent or a new security is purchased.

The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

For additional information about the Fund’s principal investment strategies and the Selection Process, see “Description of the Principal Strategies of the Funds.”

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.

WBI Large Cap Tactical Value Shares

Supplement dated July 17, 2015 to the
Summary Prospectus and Prospectus, each dated August 8, 2014, as previously supplemented April 30, 2015

IMPORTANT NOTICE REGARDING NAME CHANGE
AND CHANGES TO INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus for Absolute Shares Trust (the “Trust”) regarding the WBI Large Cap Tactical Value Shares (the “Fund”), a series of the Trust.

Effective on or about October 27, 2015, the following changes will be made to the Fund:

•	Change in name
•	Change in principal investment strategy to remove 80% investment policy.

Accordingly, effective on or about October 27, 2015, the above referenced Summary Prospectus and Prospectus for the Fund are revised as follows:

1.	All references to “WBI Large Cap Tactical Value Shares” are deleted and replaced with “WBI Tactical LCV Shares”.

2.	Under the heading “PRINCIPAL INVESTMENT STRATEGY,” the disclosure is deleted and replaced with:

Principal Investment Strategies

The Fund will seek to invest in the equity securities of large capitalization domestic and foreign companies that WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities Inc., the advisor (“Advisor”), believes display an attractive discount in a company’s intrinsic value relative to its market price, and in other tactical investment opportunities. These securities will be selected on the basis of the Sub-Advisor’s proprietary selection process (“Selection Process”). Cash and cash equivalents are considered some of the investment opportunities evaluated by the Selection Process. From time to time, the Fund may invest in and hold cash or cash equivalents as part of the normal operation of its investment strategy.

Large capitalization companies are those that are in the top ten percent of the securities in their primary market when ranked in order of market capital. For publicly traded U.S. companies in the current environment, this would include companies with market capitalizations of more than approximately $17 billion. Companies above the ten percent threshold for large companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The types of debt securities in which the Fund will generally invest (or through which it will seek debt exposure) include fixed, floating and variable rate corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), ETFs and exchange-traded notes (“ETNs”). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate or other objectively determined reference. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio managers’ assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities.)

The Fund may invest in small-capitalization and mid-capitalization equities, domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts. The Fund may also use options on indices.

The Fund may invest without limitation in securities of large capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”). The Fund may also invest in other investment companies, including other ETFs, up to the limits contained in the Investment Company Act of 1940 (“1940 Act”).

The Selection Process used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management. The Selection Process includes a buy discipline and a sell discipline.

The Sub-Advisor uses quantitative computer screening of fundamental stock information to evaluate securities in an attempt to find companies with attractive value characteristics for the selected universe of securities. Dividend payments may be considered as part of the evaluation process. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. The Sub-Advisor then purchases qualifying securities using available cash.

The Fund uses a proprietary bond model created by the Sub-Advisor to assess the appropriate duration of any exposure to debt securities. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Securities with longer durations are expected to experience greater price movements than securities with shorter duration for the same change in prevailing interest rates. A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the debt market. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Fund’s value. If a security’s price stays within a range of acceptable prices, the security will remain in the Fund. If a security’s price falls below the bottom of an acceptable price range, the security will be sold. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital. During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund. The Selection Process is run daily and cash will remain in the portfolio until a cash equivalent or a new security is purchased.

The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

For additional information about the Fund’s principal investment strategies and the Selection Process, see “Description of the Principal Strategies of the Funds.”

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.

WBI Large Cap Tactical Yield Shares

Supplement dated July 17, 2015 to the
Summary Prospectus and Prospectus, each dated August 8, 2014, as previously supplemented April 30, 2015

IMPORTANT NOTICE REGARDING NAME CHANGE
AND CHANGES TO INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus for Absolute Shares Trust (the “Trust”) regarding the WBI Large Cap Tactical Yield Shares (the “Fund”), a series of the Trust.

Effective on or about October 27, 2015, the following changes will be made to the Fund:

•	Change in name
•	Change in principal investment strategy to remove 80% investment policy.

Accordingly, effective on or about October 27, 2015, the above referenced Summary Prospectus and Prospectus for the Fund are revised as follows:

1.	All references to “WBI Large Cap Tactical Yield Shares” are deleted and replaced with “WBI Tactical LCY Shares”.

2.	Under the heading “PRINCIPAL INVESTMENT STRATEGY,” the disclosure is deleted and replaced with:

Principal Investment Strategies

The Fund will seek to invest in the dividend-paying equity securities of large capitalization domestic and foreign companies that WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities Inc., the advisor (“Advisor”), believes display attractive dividend payment prospects, and in other tactical investment opportunities. These securities will be selected on the basis of the Sub-Advisor’s proprietary selection process (“Selection Process”). Cash and cash equivalents are some of the investment opportunities evaluated by the Selection Process. From time to time, the Fund may invest in and hold cash or cash equivalents as part of the normal operation of its investment strategy.

Large capitalization companies are those that are in the top ten percent of the securities in their primary market when ranked in order of market capital. For publicly traded U.S. companies in the current environment, this would include companies with market capitalizations of more than approximately $17 billion. Companies above the ten percent threshold for large companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The types of debt securities in which the Fund will generally invest (or through which it will seek debt exposure) include fixed, floating and variable rate corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), ETFs and exchange-traded notes (“ETNs”). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate or other objectively determined reference. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio managers’ assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities.)

The Fund may invest in small-capitalization and mid-capitalization equities, domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts. The Fund may also use options on indices.

The Fund may invest without limitation in securities of large capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”). The Fund may also invest in other investment companies, including other ETFs, up to the limits contained in the Investment Company Act of 1940 (“1940 Act”).

The Selection Process used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management. The Selection Process includes a buy discipline and a sell discipline.

The Sub-Advisor uses quantitative computer screening of fundamental stock information to evaluate securities in an attempt to find companies with attractive yield characteristics for the selected universe of securities. The consistency of dividend payments is generally considered as part of the evaluation process. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. The Sub-Advisor then purchases qualifying securities using available cash

The Fund uses a proprietary bond model created by the Sub-Advisor to assess the appropriate duration of any exposure to debt securities. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Securities with longer durations are expected to experience greater price movements than securities with shorter duration for the same change in prevailing interest rates. A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the debt market. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Fund’s value. If a security’s price stays within a range of acceptable prices, the security will remain in the Fund. If a security’s price falls below the bottom of an acceptable price range, the security will be sold. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital. During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund. The Selection Process is run daily and cash will remain in the portfolio until a cash equivalent or a new security is purchased.

The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

For additional information about the Fund’s principal investment strategies and the Selection Process, see “Description of the Principal Strategies of the Funds.”

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.

WBI Large Cap Tactical Select Shares

Supplement dated July 17, 2015 to the
Summary Prospectus and Prospectus, each dated August 8, 2014, as previously supplemented April 30, 2015

IMPORTANT NOTICE REGARDING NAME CHANGE
AND CHANGES TO INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus for Absolute Shares Trust (the “Trust”) regarding the WBI Large Cap Tactical Select Shares (the “Fund”), a series of the Trust.

Effective on or about October 27, 2015, the following changes will be made to the Fund:

•	Change in name
•	Change in principal investment strategy to remove 80% investment policy.

Accordingly, effective on or about October 27, 2015, the above referenced Summary Prospectus and Prospectus for the Fund are revised as follows:

1.	All references to “WBI Large Cap Tactical Select Shares” are deleted and replaced with “WBI Tactical LCS Shares”.

2.	Under the heading “PRINCIPAL INVESTMENT STRATEGY,” the disclosure is deleted and replaced with:

Principal Investment Strategies

The Fund will seek to invest in the equity securities of large capitalization domestic and foreign companies that WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities Inc., the advisor (“Advisor”), believes display an attractive financial condition and prospects for ongoing financial stability, and in other tactical investment opportunities. These securities will be selected on the basis of the Sub-Advisor’s proprietary selection process (“Selection Process”). Cash and cash equivalents are some of the investment opportunities evaluated by the Selection Process.  From time to time, the Fund may invest in and hold cash or cash equivalents as part of the normal operation of its investment strategy.

Large capitalization companies are those that are in the top ten percent of the securities in their primary market when ranked in order of market capital. For publicly traded U.S. companies in the current environment, this would include companies with market capitalizations of more than approximately $17 billion. Companies above the ten percent threshold for large companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The types of debt securities in which the Fund will generally invest (or through which it will seek debt exposure) include fixed, floating and variable rate corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), ETFs and exchange-traded notes (“ETNs”). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate or other objectively determined reference. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio managers’ assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities.)

The Fund may invest in small-capitalization and mid-capitalization equities, domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts. The Fund may also use options on indices. The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process.

The Fund may invest without limitation in securities of large capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”). The Fund may also invest in other investment companies, including other ETFs, up to the limits contained in the Investment Company Act of 1940 (“1940 Act”).

The Selection Process used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management. The Selection Process includes a buy discipline and a sell discipline.

The Sub-Advisor uses quantitative computer screening of fundamental stock information to evaluate securities in an attempt to find companies with attractive yield characteristics for the selected universe of securities. The consistency of dividend payments is generally considered as part of the evaluation process. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. The Sub-Advisor then purchases qualifying securities using available cash

The Fund uses a proprietary bond model created by the Sub-Advisor to assess the appropriate duration of any exposure to debt securities. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Securities with longer durations are expected to experience greater price movements than securities with shorter duration for the same change in prevailing interest rates. A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the debt market. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Fund’s value. If a security’s price stays within a range of acceptable prices, the security will remain in the Fund. If a security’s price falls below the bottom of an acceptable price range, the security will be sold. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital. During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund. The Selection Process is run daily and cash will remain in the portfolio until a cash equivalent or a new security is purchased.

The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

For additional information about the Fund’s principal investment strategies and the Selection Process, see “Description of the Principal Strategies of the Funds.”

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.